Description of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014		May 31, 2013
Debt Instrument [Line Items]
Debt	$ 1,351,627		$ 1,373,697
Less: current portion	5,662		4,521
Total Long-Term Debt, Less Current Maturities	1,345,965		1,369,176
Unsecured 6.25% senior notes due December 15, 2013
Debt Instrument [Line Items]
Debt			200,000
Unsecured 6.70% senior notes due November 1, 2015
Debt Instrument [Line Items]
Debt	150,000	[1]	150,000	[1]
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt	248,627	[2]	248,259	[2]
Unsecured 6.125% senior note due October 15, 2019
Debt Instrument [Line Items]
Debt	458,163	[3]	459,457	[3]
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt	185,474
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt	300,000		300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt	2,090	[4]	7,701	[4]
Other Borrowings
Debt Instrument [Line Items]
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017.	$ 7,273		$ 8,280

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.7 million at May 31, 2014 and 2013, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2014 and 2013. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $8.3 million and $9.7 million at May 31, 2014 and 2013, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[4]	Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt. Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt.